Earnings Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 11 – Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	10,342	11,406	19,134	19,342
Denominator:
Basic weighted average shares	33,002,573	36,379,789	33,557,265	36,201,755
Effect of dilutive non-vested equity share units, performance shares, options and warrants	108,722	–	204,826	–
Diluted weighted average shares	33,111,295	36,379,789	33,762,091	36,201,755

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.31	0.57	0.53
Diluted earnings per share:	0.31	0.31	0.57	0.53